SIGNIFICANT ACCOUNTING POLICIES - Schedule of deferred income activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Deferred income, beginning balance	$ 149,000	$ 344,800	$ 397,000
Recognition of income recorded as deferred income	(50,000)	(245,800)	(157,000)
Deferral of income billed	35,002	50,000	104,800
Deferred income, ending balance	$ 134,002	$ 149,000	$ 344,800